Schedule of Information Stock Options Granted to Employees and Directors (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 1	0.0001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 2	$ 2,781,905
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 3	8.17
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 4	0.0001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 5	1,947,055
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 6	0.001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 7	5,067,235
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 8	8.52
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 9	0.001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 10	3,541,997
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 11	0.69
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 12	2,781,905
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 13	8.17
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 14	0.69
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 15	27,819
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 16	0.75
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 17	250,000
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 18	9.62
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 19	0.75
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 20	0
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 21	0.79
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 22	942,520
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 23	8.62
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 24	0.79
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 25	0
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 26	0.85
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 27	471,200
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 28	8.51
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 29	0.85
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 30	0
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 31	12,294,765
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 32	8.39
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 33	0.265
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 34	$ 5,516,871